Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	¥ 14,257,788
Balance at ending	15,333,693	¥ 14,257,788
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	32,359,692	29,309,093
Additions	5,746,060	4,692,547
Sales or disposal	(3,851,888)	(3,578,908)
Foreign currency translation adjustments	(316,737)	1,969,916
Other	(69,609)	(32,956)
Balance at ending	33,867,518	32,359,692
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(18,101,905)	(16,675,119)
Depreciation	(2,105,601)	(1,957,111)
Impairment losses	0	(19,069)
Sales or disposal	1,553,891	1,496,254
Foreign currency translation adjustments	155,090	(911,486)
Other	(35,301)	(35,373)
Balance at ending	(18,533,826)	(18,101,905)
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,441,811	1,426,370
Additions	7,622	5,217
Sales or disposal	(22,255)	(14,729)
Reclassification from construction in progress	15,842	5,691
Foreign currency translation adjustments	41	27,296
Other	(14,940)	(8,033)
Balance at ending	1,428,122	1,441,811
Land [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(6,985)	(7,313)
Sales or disposal	1,244	579
Foreign currency translation adjustments	(94)	(825)
Other	(1,091)	574
Balance at ending	(6,927)	(6,985)
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	5,884,749	5,464,811
Additions	74,469	136,241
Sales or disposal	(60,228)	(39,296)
Reclassification from construction in progress	292,601	138,013
Foreign currency translation adjustments	(47,461)	153,948
Other	25,932	31,032
Balance at ending	6,170,063	5,884,749
Buildings [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(3,753,786)	(3,529,186)
Depreciation	(169,778)	(139,999)
Impairment losses		(208)
Sales or disposal	52,062	34,067
Foreign currency translation adjustments	30,142	(84,432)
Other	(25,678)	(34,029)
Balance at ending	(3,867,037)	(3,753,786)
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	16,469,032	14,796,619
Additions	295,719	581,930
Sales or disposal	(561,258)	(545,829)
Reclassification from construction in progress	572,844	776,356
Foreign currency translation adjustments	(154,892)	919,653
Other	(202)	(59,696)
Balance at ending	16,621,243	16,469,032
Machinery and equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(12,719,614)	(11,529,666)
Depreciation	(1,039,696)	(974,181)
Impairment losses	0	(18,862)
Sales or disposal	516,767	498,703
Foreign currency translation adjustments	109,227	(666,255)
Other	(24,281)	(29,354)
Balance at ending	(13,157,598)	(12,719,614)
Vehicles and equipment on operating leases [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	7,523,911	6,774,427
Additions	3,866,922	2,893,569
Sales or disposal	(3,185,673)	(2,974,283)
Reclassification from construction in progress	187	236
Foreign currency translation adjustments	(94,981)	812,366
Other	(58,420)	17,596
Balance at ending	8,051,945	7,523,911
Vehicles and equipment on operating leases [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(1,619,009)	(1,605,744)
Depreciation	(896,127)	(842,931)
Sales or disposal	983,818	962,901
Foreign currency translation adjustments	15,759	(162,784)
Other	16,972	29,549
Balance at ending	(1,498,586)	(1,619,009)
Construction in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,040,188	846,866
Additions	1,501,327	1,075,590
Sales or disposal	(22,473)	(4,771)
Reclassification from construction in progress	(881,473)	(920,295)
Foreign currency translation adjustments	(19,444)	56,654
Other	(21,979)	(13,856)
Balance at ending	1,596,145	1,040,188
Construction in progress [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(2,510)	(3,210)
Impairment losses	0
Sales or disposal		3
Foreign currency translation adjustments	55	2,810
Other	(1,223)	(2,112)
Balance at ending	¥ (3,678)	¥ (2,510)